CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Cumulative translation adjustment, income taxes	$ 0	$ 0	$ 0
Change in fair value of cash flow hedges, income taxes	$ (1,160)	$ 566	$ 602